26. EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details 3
Fair value of plan assets, beginning	R$ (3,193,493)	R$ (2,684,736)
Interest income	(360,013)	(345,521)
Benefits paid	284,777	264,287
Expected return on plan assets (less interest income)	(36,627)	(427,523)	R$ 147,728
Fair value of plan assets, ending	R$ (3,305,356)	R$ (3,193,493)	R$ (2,684,736)